Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Entity Central Index Key	0001537151
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 14, 2021
Document Effective Date	Jan. 01, 2022
Prospectus Date	Jan. 01, 2022
American Funds Global Growth Portfolio | Class A
Prospectus:
Trading Symbol	PGGAX
American Funds Global Growth Portfolio | Class C
Prospectus:
Trading Symbol	GGPCX
American Funds Global Growth Portfolio | Class F-1
Prospectus:
Trading Symbol	PGGFX
American Funds Global Growth Portfolio | Class F-2
Prospectus:
Trading Symbol	PGWFX
American Funds Global Growth Portfolio | Class 529-A
Prospectus:
Trading Symbol	CPGAX
American Funds Global Growth Portfolio | Class 529-C
Prospectus:
Trading Symbol	CPGCX
American Funds Global Growth Portfolio | Class 529-E
Prospectus:
Trading Symbol	CGGEX
American Funds Global Growth Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CGGFX
American Funds Global Growth Portfolio | Class R-1
Prospectus:
Trading Symbol	RGGAX
American Funds Global Growth Portfolio | Class R-2
Prospectus:
Trading Symbol	RGGBX
American Funds Global Growth Portfolio | Class R-3
Prospectus:
Trading Symbol	RGLCX
American Funds Global Growth Portfolio | Class R-4
Prospectus:
Trading Symbol	RGGEX
American Funds Global Growth Portfolio | Class R-5
Prospectus:
Trading Symbol	RGGFX
American Funds Global Growth Portfolio | Class R-6
Prospectus:
Trading Symbol	RGGGX
American Funds Global Growth Portfolio | Class R-2E
Prospectus:
Trading Symbol	REBGX
American Funds Global Growth Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGTFX
American Funds Global Growth Portfolio | Class F-3
Prospectus:
Trading Symbol	PGXFX
American Funds Global Growth Portfolio | Class 529-T
Prospectus:
Trading Symbol	TGPPX
American Funds Global Growth Portfolio | Class T
Prospectus:
Trading Symbol	TPGGX
American Funds Global Growth Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CGGGX
American Funds Global Growth Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FGGPX
American Funds Global Growth Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FGPPX
American Funds Global Growth Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CGHGX
American Funds Growth Portfolio | Class 529-C
Prospectus:
Trading Symbol	CGPCX
American Funds Growth Portfolio | Class 529-E
Prospectus:
Trading Symbol	CGPEX
American Funds Growth Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CGPFX
American Funds Growth Portfolio | Class R-1
Prospectus:
Trading Symbol	RGWAX
American Funds Growth Portfolio | Class R-2
Prospectus:
Trading Symbol	RGWBX
American Funds Growth Portfolio | Class R-3
Prospectus:
Trading Symbol	RGPCX
American Funds Growth Portfolio | Class R-4
Prospectus:
Trading Symbol	RGWEX
American Funds Growth Portfolio | Class R-2E
Prospectus:
Trading Symbol	RBGEX
American Funds Growth Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGSFX
American Funds Growth Portfolio | Class F-3
Prospectus:
Trading Symbol	GWPDX
American Funds Growth Portfolio | Class 529-T
Prospectus:
Trading Symbol	TPGTX
American Funds Growth Portfolio | Class T
Prospectus:
Trading Symbol	TGGPX
American Funds Growth Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CGQGX
American Funds Growth Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FPGGX
American Funds Growth Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CGRGX
American Funds Growth Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FGPGX
American Funds Growth Portfolio | Class R-5
Prospectus:
Trading Symbol	RGWFX
American Funds Growth Portfolio | Class R-6
Prospectus:
Trading Symbol	RGWGX
American Funds Growth Portfolio | Class A
Prospectus:
Trading Symbol	GWPAX
American Funds Growth Portfolio | Class C
Prospectus:
Trading Symbol	GWPCX
American Funds Growth Portfolio | Class F-1
Prospectus:
Trading Symbol	GWPFX
American Funds Growth Portfolio | Class F-2
Prospectus:
Trading Symbol	GWPEX
American Funds Growth Portfolio | Class 529-A
Prospectus:
Trading Symbol	CGPAX
American Funds Growth and Income Portfolio | Class A
Prospectus:
Trading Symbol	GAIOX
American Funds Growth and Income Portfolio | Class C
Prospectus:
Trading Symbol	GAITX
American Funds Growth and Income Portfolio | Class F-1
Prospectus:
Trading Symbol	GAIFX
American Funds Growth and Income Portfolio | Class F-2
Prospectus:
Trading Symbol	GAIEX
American Funds Growth and Income Portfolio | Class 529-A
Prospectus:
Trading Symbol	CGNAX
American Funds Growth and Income Portfolio | Class 529-C
Prospectus:
Trading Symbol	CGNCX
American Funds Growth and Income Portfolio | Class 529-E
Prospectus:
Trading Symbol	CGNEX
American Funds Growth and Income Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CGNFX
American Funds Growth and Income Portfolio | Class R-1
Prospectus:
Trading Symbol	RGNAX
American Funds Growth and Income Portfolio | Class R-2
Prospectus:
Trading Symbol	RGNBX
American Funds Growth and Income Portfolio | Class R-3
Prospectus:
Trading Symbol	RAICX
American Funds Growth and Income Portfolio | Class R-4
Prospectus:
Trading Symbol	RGNEX
American Funds Growth and Income Portfolio | Class R-5
Prospectus:
Trading Symbol	RGNFX
American Funds Growth and Income Portfolio | Class R-6
Prospectus:
Trading Symbol	RGNGX
American Funds Growth and Income Portfolio | Class R-2E
Prospectus:
Trading Symbol	RBEGX
American Funds Growth and Income Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGQFX
American Funds Growth and Income Portfolio | Class F-3
Prospectus:
Trading Symbol	GAIHX
American Funds Growth and Income Portfolio | Class T
Prospectus:
Trading Symbol	TGXIX
American Funds Growth and Income Portfolio | Class 529-T
Prospectus:
Trading Symbol	TGGGX
American Funds Growth and Income Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CGNGX
American Funds Growth and Income Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FGIIX
American Funds Growth and Income Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CGLGX
American Funds Growth and Income Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FGGIX
American Funds Moderate Growth and Income Portfolio | Class A
Prospectus:
Trading Symbol	BLPAX
American Funds Moderate Growth and Income Portfolio | Class C
Prospectus:
Trading Symbol	BLPCX
American Funds Moderate Growth and Income Portfolio | Class F-1
Prospectus:
Trading Symbol	BLPFX
American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus:
Trading Symbol	BLPEX
American Funds Moderate Growth and Income Portfolio | Class 529-A
Prospectus:
Trading Symbol	CBAAX
American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus:
Trading Symbol	CBPCX
American Funds Moderate Growth and Income Portfolio | Class 529-E
Prospectus:
Trading Symbol	CBAEX
American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CBAFX
American Funds Moderate Growth and Income Portfolio | Class R-1
Prospectus:
Trading Symbol	RBAAX
American Funds Moderate Growth and Income Portfolio | Class R-2
Prospectus:
Trading Symbol	RBABX
American Funds Moderate Growth and Income Portfolio | Class R-3
Prospectus:
Trading Symbol	RBACX
American Funds Moderate Growth and Income Portfolio | Class R-4
Prospectus:
Trading Symbol	RBAEX
American Funds Moderate Growth and Income Portfolio | Class R-5
Prospectus:
Trading Symbol	RBAFX
American Funds Moderate Growth and Income Portfolio | Class R-6
Prospectus:
Trading Symbol	RBAGX
American Funds Moderate Growth and Income Portfolio | Class R-2E
Prospectus:
Trading Symbol	RBBEX
American Funds Moderate Growth and Income Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGPFX
American Funds Moderate Growth and Income Portfolio | Class F-3
Prospectus:
Trading Symbol	BLPDX
American Funds Moderate Growth and Income Portfolio | Class 529-T
Prospectus:
Trading Symbol	TBPBX
American Funds Moderate Growth and Income Portfolio | Class T
Prospectus:
Trading Symbol	TBBPX
American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CBAGX
American Funds Moderate Growth and Income Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CBBGX
American Funds Moderate Growth and Income Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FPPBX
American Funds Moderate Growth and Income Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FBBPX
American Funds Conservative Growth and Income Portfolio | Class A
Prospectus:
Trading Symbol	INPAX
American Funds Conservative Growth and Income Portfolio | Class C
Prospectus:
Trading Symbol	INPCX
American Funds Conservative Growth and Income Portfolio | Class F-1
Prospectus:
Trading Symbol	INPFX
American Funds Conservative Growth and Income Portfolio | Class F-2
Prospectus:
Trading Symbol	INPEX
American Funds Conservative Growth and Income Portfolio | Class 529-A
Prospectus:
Trading Symbol	CIPAX
American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus:
Trading Symbol	CIPCX
American Funds Conservative Growth and Income Portfolio | Class 529-E
Prospectus:
Trading Symbol	CIPEX
American Funds Conservative Growth and Income Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CIPFX
American Funds Conservative Growth and Income Portfolio | Class R-1
Prospectus:
Trading Symbol	RNCAX
American Funds Conservative Growth and Income Portfolio | Class R-2
Prospectus:
Trading Symbol	RINBX
American Funds Conservative Growth and Income Portfolio | Class R-3
Prospectus:
Trading Symbol	RNCCX
American Funds Conservative Growth and Income Portfolio | Class R-4
Prospectus:
Trading Symbol	RINEX
American Funds Conservative Growth and Income Portfolio | Class R-5
Prospectus:
Trading Symbol	RINFX
American Funds Conservative Growth and Income Portfolio | Class R-6
Prospectus:
Trading Symbol	RINGX
American Funds Conservative Growth and Income Portfolio | Class R-2E
Prospectus:
Trading Symbol	RNBEX
American Funds Conservative Growth and Income Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGOFX
American Funds Conservative Growth and Income Portfolio | Class F-3
Prospectus:
Trading Symbol	INPDX
American Funds Conservative Growth and Income Portfolio | Class 529-T
Prospectus:
Trading Symbol	TPTPX
American Funds Conservative Growth and Income Portfolio | Class T
Prospectus:
Trading Symbol	TTPPX
American Funds Conservative Growth and Income Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CIPGX
American Funds Conservative Growth and Income Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FPTPX
American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FTPPX
American Funds Conservative Growth and Income Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CIQGX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus:
Trading Symbol	TAIAX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T
Prospectus:
Trading Symbol	TATAX
American Funds Preservation Portfolio | Class F-2
Prospectus:
Trading Symbol	PPEFX
American Funds Preservation Portfolio | Class 529-A
Prospectus:
Trading Symbol	CPPAX
American Funds Preservation Portfolio | Class 529-C
Prospectus:
Trading Symbol	CPPCX
American Funds Preservation Portfolio | Class 529-E
Prospectus:
Trading Symbol	CPPEX
American Funds Preservation Portfolio | Class 529-F-1
Prospectus:
Trading Symbol	CPPFX
American Funds Preservation Portfolio | Class R-1
Prospectus:
Trading Symbol	RPPVX
American Funds Preservation Portfolio | Class R-2
Prospectus:
Trading Symbol	RPPBX
American Funds Preservation Portfolio | Class R-3
Prospectus:
Trading Symbol	RPPCX
American Funds Preservation Portfolio | Class R-4
Prospectus:
Trading Symbol	RPPEX
American Funds Preservation Portfolio | Class R-5
Prospectus:
Trading Symbol	RPPFX
American Funds Preservation Portfolio | Class R-6
Prospectus:
Trading Symbol	RPPGX
American Funds Preservation Portfolio | Class A
Prospectus:
Trading Symbol	PPVAX
American Funds Preservation Portfolio | Class C
Prospectus:
Trading Symbol	PPVCX
American Funds Preservation Portfolio | Class F-1
Prospectus:
Trading Symbol	PPVFX
American Funds Preservation Portfolio | Class R-2E
Prospectus:
Trading Symbol	RPBEX
American Funds Preservation Portfolio | Class R-5E
Prospectus:
Trading Symbol	RGMFX
American Funds Preservation Portfolio | Class F-3
Prospectus:
Trading Symbol	PPFFX
American Funds Preservation Portfolio | Class 529-T
Prospectus:
Trading Symbol	TPAPX
American Funds Preservation Portfolio | Class T
Prospectus:
Trading Symbol	TPPPX
American Funds Preservation Portfolio | Class ABLE-A
Prospectus:
Trading Symbol	CPPGX
American Funds Preservation Portfolio | Class 529-F-2
Prospectus:
Trading Symbol	FPPPX
American Funds Preservation Portfolio | Class 529-F-3
Prospectus:
Trading Symbol	FFPPX
American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus:
Trading Symbol	CPQGX
American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus:
Trading Symbol	TXEFX
American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus:
Trading Symbol	TYEFX
American Funds Tax-Exempt Preservation Portfolio | Class T
Prospectus:
Trading Symbol	TTEPX